SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2016
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]
13.	SUPPLEMENTAL CASH FLOW INFORMATION

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the consolidated statements of cash flows.

During the year ended March 31, 2016, the Company had the following non-cash financing transactions:

i)	Fair value of warrants issued in conjunction with private placements in April, June and July 2015 was $532,522.

ii)	Fair value of warrants issued in conjunction with A&B credit facility (including upon conversion of $2.0 million convertible note and draw down of $5.0 million) was $1,003,612.

iii)	The Company issued 30,000 shares of common stock having a fair value of $29,045 based on the quoted market price as a bonus in connection with the issuance of a promissory note;

iv)	A gain on extinguishment of debt of $268,334 based on the difference between the fair value of the shares issued to settle the A&B credit facility and the fair value of the related conversion feature and the carrying value of the related debt.

During the year ended March 31, 2015:

i)	the Company issued 2,564,705 common shares valued at $1,000,100 based on the carrying value of the convertible debenture upon its conversion;

ii)	the Company recorded a beneficial conversion feature of $176,488 in respect of a qualifying transaction recorded in connection with the convertible debenture;

iii)	the Company recorded a credit to additional paid-in capital of $162,890 representing the carrying values of the net assets acquired in a reverse merger recapitalization transaction.